Deferred Tax Asset and Liability	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset and Liability
19. DEFERRED TAX ASSET AND LIABILITY
The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2020	2021
Deferred taxes:
- Liabilities	$1,230	$779

Total net deferred tax liabilities	$1,230	$779

The analysis and movement of deferred tax assets and liabilities is as follows:

	January 1, 2021	Recognized in Income	Recognized in equity	December 31, 2021
Deferred tax liabilities
Intangible assets	$1,727	$(383)	$(106)	$1,238
Deferred tax assets
Net operating losses and other timing differences	(497)	197	(159)	(459)

Net deferred tax liability	$1,230	$(186)	$(265)	$779

	January 1, 2020	Recognized in Income	Recognized in Equity	December 31, 2020
Deferred tax liabilities
Intangible assets	$2,036	$(393)	$84	$1,727
Deferred tax assets
Net operating losses and other timing differences	(477)	—	(20)	(497)

Net deferred tax liability	$1,559	$(393)	$64	$1,230

Deferred tax assets are recognized for tax losses carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. The realization of the tax benefit related to losses in certain jurisdictions were determined to not be probable. As such, the Group did not recognize deferred tax assets of $78,602 for U.K. tax losses and $10,615 for U.S. tax losses and other temporary timing differences. The Group has material carried forward tax losses in the U.K. and U.S. Losses in the U.K. do not expire whereas losses in the U.S. expire on various dates up to 2037 if not utilized.
The
utilization of the U.S. net operating loss carry-forwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of U.S. net operating loss carry-forwards that can be utilized annually to offset future taxable income. The Company has not yet completed an evaluation of ownership changes through December 31, 2019. To the extent an ownership change has occurred or does occurs in the future, the U.S. net operating loss carry-forwards may be subject to limitation.